Offerings	Feb. 11, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An unspecified aggregate initial offering price and amount of securities of each identified class is being registered and may from time to time be offered at unspecified prices or issued upon redemption, exercise, conversion, exchange or settlement of any securities covered by this Registration Statement, including under any applicable antidilution provisions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.25 per share
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An unspecified aggregate initial offering price and amount of securities of each identified class is being registered and may from time to time be offered at unspecified prices or issued upon redemption, exercise, conversion, exchange or settlement of any securities covered by this Registration Statement, including under any applicable antidilution provisions.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.25 per share
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An unspecified aggregate initial offering price and amount of securities of each identified class is being registered and may from time to time be offered at unspecified prices or issued upon redemption, exercise, conversion, exchange or settlement of any securities covered by this Registration Statement, including under any applicable antidilution provisions.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An unspecified aggregate initial offering price and amount of securities of each identified class is being registered and may from time to time be offered at unspecified prices or issued upon redemption, exercise, conversion, exchange or settlement of any securities covered by this Registration Statement, including under any applicable antidilution provisions.

(4)	Warrants for the purchase of debt securities, preferred stock, or common stock covered by this Registration Statement or units of two or more of such securities.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees
Amount of Registration Fee	$ 0
Offering Note
(3)
An unspecified aggregate initial offering price and amount of securities of each identified class is being registered and may from time to time be offered at unspecified prices or issued upon redemption, exercise, conversion, exchange or settlement of any securities covered by this Registration Statement, including under any applicable antidilution provisions.

(5)	Guarantees of debt securities covered by this Registration Statement. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantees.